Consolidated Statements of Operations - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Revenues
Policy charges and fee income	$ 410	$ 438	$ 506	$ 741
Premiums	31	24	109	35
Net investment income	498	534	778	816
Net realized capital gains (losses)	(20)	(242)	317	(74)
Amortization of deferred gains	0	26	33	53
Total revenues	919	780	1,743	1,571
Benefits, losses and expenses
Benefits and losses	285	375	637	626
Amortization of value of business acquired ("VOBA") and deferred acquisition costs ("DAC")	90	(43)	79	50
Insurance operating costs and other expenses	208	228	294	364
Other intangible asset amortization	3	3	6	6
Dividends to policyholders	2	1	3	60
Total benefits, losses and expenses	588	564	1,019	1,106
Income before income taxes	331	216	724	465
Provision for income taxes	51	30	107	66
Net income	$ 280	$ 186	$ 617	$ 399